Segment Information - Disclosure of Reportable Segments Explanatory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Total assets	$ 1,349,242		$ 1,473,164
Net revenue	920,448	[1]	909,006	[2]
Gross profit	240,331		190,415
Operating income (loss)	(103,811)		(163,171)
Earnings (loss) before income tax	(105,609)		(172,016)
Operating segments [member] | Liquor Retail
Disclosure Of Operating Segments [Line Items]
Total assets	326,061		320,239
Net revenue	555,259	[1]	578,895	[2]
Gross profit	139,706		137,286
Operating income (loss)	34,781		24,655
Earnings (loss) before income tax	30,665		19,190
Operating segments [member] | Cannabis Operations
Disclosure Of Operating Segments [Line Items]
Total assets	230,021		208,295
Net revenue	109,470	[1]	87,071	[2]
Gross profit	21,798		(20,561)
Operating income (loss)	2,663		(112,744)
Earnings (loss) before income tax	2,105		(112,159)
Operating segments [member] | Cannabis Retail
Disclosure Of Operating Segments [Line Items]
Total assets	195,823		206,988
Net revenue	311,689	[1]	289,980	[2]
Gross profit	78,827		73,690
Operating income (loss)	(1,742)		4,840
Earnings (loss) before income tax	(5,250)		1,310
Operating segments [member] | Investments
Disclosure Of Operating Segments [Line Items]
Total assets	577,522	[3]	717,751	[4]
Operating income (loss)	(50,013)	[3]	11,746	[4]
Earnings (loss) before income tax	(50,588)	[3]	8,429	[4]
Corporate
Disclosure Of Operating Segments [Line Items]
Total assets	19,815		19,891
Net revenue	(55,970)	[1]	(46,940)	[2]
Operating income (loss)	(89,500)		(91,668)
Earnings (loss) before income tax	$ (82,541)		$ (88,786)

[1]	The Company has eliminated $56.0 million for the year ended December 31, 2024 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.
[2]	The Company has eliminated $46.9 million for the year ended December 31, 2023 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.
[3]	Total assets include cash and cash equivalents.
[4]	Total assets include cash and cash equivalents.